Net finance costs (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Net finance costs
Interest payable on bank loans and overdrafts	£ (1,331)	£ (1,247)	£ (3,076)
Interest payable on secured term loan facility, senior secured notes and revolving facilities	(35,730)	(35,298)	(30,671)
Interest payable on lease liabilities (Note 14)	(638)	(681)	(208)
Amortization of issue costs on secured term loan facility, senior secured notes and revolving facilities	(1,938)	(1,551)	(745)
Foreign exchange losses on retranslation of unhedged US dollar borrowings		(2,755)
Unwinding of discount relating to registrations	(16,712)	(15,593)	(8,326)
Interest on provisions			(287)
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives	(2,639)	(6,742)	(1,604)
Total finance costs	(58,988)	(63,867)	(44,917)
Interest receivable on short-term bank deposits	3,350	1,686	728
Foreign exchange gains on retranslation of unhedged US dollar borrowings	22,931		22,375
Interest on release of provisions	73	26
Hedge ineffectiveness on cash flow hedges	11,400	784	420
Total finance income	37,754	2,496	23,523
Net finance costs	£ (21,234)	£ (61,371)	£ (21,394)